SUBSEQUENT EVENTS (Details)				1 Months Ended	12 Months Ended
	Sep. 23, 2019	Aug. 02, 2019 shares	Aug. 01, 2019 shares	Dec. 31, 2018 AUD ($)	Jun. 30, 2019 AUD ($)	Aug. 31, 2018 AUD ($)
SUBSEQUENT EVENTS
Impairment of investments					$ 500,000
Swisstec [Member]
SUBSEQUENT EVENTS
Investment in joint venture						$ 250,000
Blockshine Health Pty Ltd [Member]
SUBSEQUENT EVENTS
Investment in joint venture				$ 250,000	$ 250,000
Ownership interest (as a percent)				49.00%	49.00%
Major ordinary share transactions
SUBSEQUENT EVENTS
Number of shares representing one share of ADS | shares		600	150
Reverse split ratio		4
Collaboration Agreement with Translational Genomics Research Institute (TGen) of Phoenix, Arizona USA [Member]
SUBSEQUENT EVENTS
Period for collaboration agreement	3 years